Investments (Tables)	12 Months Ended
Mar. 31, 2023
Disclosure of Investments [Abstract]
Schedule of continuity of investments [Table Text Block]
Investments
Balance, March 31, 2021	$981,736
Additions	15,334,694
Unrealized loss on investments	(837,822)
Foreign exchange	1,522,134
Balance, March 31, 2022	$17,000,742
Unrealized loss on investments	(13,431,910)
Foreign exchange	(702,651)
Balance, March 31, 2023	$2,866,181